Offerings - Offering: 1	Jan. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 65,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,951.5
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in Calumet, Inc.’s registration statement on Form
S-3ASR
filed on January 14, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act.